Group Organization and Basis of Presentation of Consolidated Financial Statements	12 Months Ended
Dec. 31, 2021
Description of accounting policies and methods of computation followed in interim financial statements [text block] [Abstract]
GROUP ORGANIZATION AND BASIS OF PRESENTATION OF CONSOLIDATED FINANCIAL STATEMENTS
2.	GROUP ORGANIZATION AND BASIS OF PRESENTATION OF CONSOLIDATED FINANCIAL STATEMENTS

Effective December 13, 2021, the Company reorganized its corporate subsidiary structure in the PRC under Flower Crown Holding. As a result of the Flower Crown Holding’s China subsidiaries restructuring, the Company no longer operated those entities through a VIE structure and became the indirect sole shareholder of JX Hainan Digital and Beijing Heyang. As part of the restructuring, due to the restriction of foreign ownership by the relevant laws and regulations of the People’s Republic of China, namely Provisions on Administration of Foreign Invested Telecommunications Enterprise, the Company divested Flower Crown (Hainan) Cross-Border E-Commerce Co., Ltd. under a Shares Transfer Agreement with a third party.

The Group structure as at the reporting date is as follows: